segment information	6 Months Ended
Jun. 30, 2023
segment information
segment information
5	segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance. Effective September 1, 2022, we embarked upon the modification of our internal and external reporting processes, systems and internal controls concurrent with the acquisition and integration of LifeWorks Inc. and correspondingly we are assessing our segmented reporting structure.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security); healthcare services, software and technology solutions (including employee and family assistance programs and benefits administration); agriculture and consumer goods services (software, data management and data analytics-driven smart-food chain and consumer goods technologies); voice and other telecommunications services revenues; and equipment sales.

The digitally-led customer experiences – TELUS International (DLCX) segment, which has the U.S. dollar as its primary functional currency, is comprised of digital customer experience and digital-enablement transformation solutions, including artificial intelligence and content management, provided by our TELUS International (Cda) Inc. subsidiary.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

							Digitally-led
							customer experiences –
	TELUS technology solutions						TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Three-month periods ended June 30 (millions)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Operating revenues
External revenues
Service	$1,748	$1,647	$1,887	$1,538	$3,635	$3,185	$723	$672	$—	$—	$4,358	$3,857
Equipment	489	435	87	81	576	516	—	—	—	—	576	516
Revenues arising from contracts with customers	$2,237	$2,082	$1,974	$1,619	4,211	3,701	723	672	—	—	4,934	4,373

			Other income (Note 7)		12	28	—	—	—	—	12	28
					4,223	3,729	723	672	—	—	4,946	4,401
			Intersegment revenues		4	4	173	125	(177)	(129)	—	—
					$4,227	$3,733	$896	$797	$(177)	$(129)	$4,946	$4,401
			EBITDA [2]		$1,457	$1,417	$131	$176	$—	$—	$1,588	$1,593
			Restructuring and other costs included in EBITDA (Note 16)		94	19	21	10	—	—	115	29
			Adjusted EBITDA [2]		$1,551	$1,436	$152	$186	$—	$—	$1,703	$1,622
			Capital expenditures [3]		$773	$1,016	$34	$38	$—	$—	$807	$1,054
			Adjusted EBITDA less capital expenditures [2]		$778	$420	$118	$148	$—	$—	$896	$568

									Operating revenues – external and other income (above)		$4,946	$4,401
									Goods and services purchased		1,790	1,637
									Employee benefits expense		1,568	1,171
									EBITDA (above)		1,588	1,593
									Depreciation		598	536
									Amortization of intangible assets		408	295
									Operating income		582	762
									Financing costs		323	97
									Income before income taxes		$259	$665

							Digitally-led
							customer experiences –
	TELUS technology solutions						TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Six-month periods ended June 30 (millions)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Operating revenues
External revenues
Service	$3,473	$3,247	$3,751	$3,059	$7,224	$6,306	$1,479	$1,316	$—	$—	$8,703	$7,622
Equipment	978	852	178	155	1,156	1,007	—	—	—	—	1,156	1,007
Revenues arising from contracts with customers	$4,451	$4,099	$3,929	$3,214	8,380	7,313	1,479	1,316	—	—	9,859	8,629

			Other income (Note 7)		51	54	—	—	—	—	51	54
					8,431	7,367	1,479	1,316	—	—	9,910	8,683
			Intersegment revenues		8	8	345	240	(353)	(248)	—	—
					$8,439	$7,375	$1,824	$1,556	$(353)	$(248)	$9,910	$8,683
			EBITDA [2]		$2,910	$2,817	$299	$345	$—	$—	$3,209	$3,162
			Restructuring and other costs included in EBITDA (Note 16)		235	54	39	14	—	—	274	68
			Equity (income) loss related to real estate joint venture		(1)	—	—	—	—	—	(1)	—
			Adjusted EBITDA [2]		$3,144	$2,871	$338	$359	$—	$—	$3,482	$3,230
			Capital expenditures [3]		$1,466	$1,818	$54	$69	$—	$—	$1,520	$1,887
			Adjusted EBITDA less capital expenditures [2]		$1,678	$1,053	$284	$290	$—	$—	$1,962	$1,343

									Operating revenues – external and other income (above)		$9,910	$8,683
									Goods and services purchased		3,593	3,231
									Employee benefits expense		3,108	2,290
									EBITDA (above)		3,209	3,162
									Depreciation		1,238	1,087
									Amortization of intangible assets		790	586
									Operating income		1,181	1,489
									Financing costs		643	276
									Income before income taxes		$538	$1,213

1	The digitally-led customer experiences – TELUS International segment is comprised of our consolidated TELUS International (Cda) Inc. subsidiary. All of our other international operations are included in the TELUS technology solutions segment.
2	Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS-IASB and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures, because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in measuring compliance with certain debt covenants.
3	See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.